UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2020

% of fund's net assets
Apple, Inc.	7.2
Microsoft Corp.	6.5
Amazon.com, Inc.	5.7
Facebook, Inc. Class A	3.0
Procter & Gamble Co.	2.0
Visa, Inc. Class A	2.0
Alphabet, Inc. Class A	1.9
NVIDIA Corp.	1.9
Alphabet, Inc. Class C	1.9
MasterCard, Inc. Class A	1.8
33.9

Top Five Market Sectors as of September 30, 2020

% of fund's net assets
Information Technology	36.9
Health Care	13.3
Communication Services	11.1
Consumer Discretionary	9.9
Consumer Staples	5.7

Asset Allocation (% of fund's net assets)

As of September 30, 2020*
Stocks	98.3%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 4.9%

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Entertainment - 1.6%
Netflix, Inc. (a)	650,800	$325,420
Interactive Media & Services - 7.6%
Alphabet, Inc.:
Class A (a)	275,616	403,943
Class C (a)	272,354	400,251
Facebook, Inc. Class A (a)	2,362,000	618,608
Match Group, Inc. (a)	1,474,100	163,109
		1,585,911
Media - 1.9%
Cable One, Inc.	85,400	161,016
Charter Communications, Inc. Class A (a)	377,000	235,376
		396,392

TOTAL COMMUNICATION SERVICES		2,307,723

CONSUMER DISCRETIONARY - 9.9%
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	374,920	1,180,522
Multiline Retail - 1.0%
Dollar General Corp.	974,612	204,298
Specialty Retail - 1.8%
The Home Depot, Inc.	1,353,654	375,923
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	2,428,575	304,883

TOTAL CONSUMER DISCRETIONARY		2,065,626

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	761,300	270,262
Walmart, Inc.	2,108,818	295,045
		565,307
Household Products - 2.0%
Procter & Gamble Co.	3,024,400	420,361
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	901,276	196,703

TOTAL CONSUMER STAPLES		1,182,371

FINANCIALS - 5.6%
Capital Markets - 3.8%
Intercontinental Exchange, Inc.	1,983,999	198,499
Moody's Corp.	660,398	191,416
MSCI, Inc.	514,000	183,385
S&P Global, Inc.	623,170	224,715
		798,015
Insurance - 1.8%
Arthur J. Gallagher & Co.	1,632,394	172,348
Marsh & McLennan Companies, Inc.	1,728,835	198,297
		370,645

TOTAL FINANCIALS		1,168,660

HEALTH CARE - 13.3%
Biotechnology - 1.9%
Regeneron Pharmaceuticals, Inc. (a)	340,000	190,325
Vertex Pharmaceuticals, Inc. (a)	758,900	206,512
		396,837
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	5,049,319	192,934
Danaher Corp.	1,250,131	269,191
Intuitive Surgical, Inc. (a)	315,900	224,144
		686,269
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	1,220,917	380,645
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	560,617	157,640
Life Sciences Tools & Services - 2.4%
Mettler-Toledo International, Inc. (a)	176,298	170,260
Thermo Fisher Scientific, Inc.	727,711	321,299
		491,559
Pharmaceuticals - 3.1%
Eli Lilly & Co.	1,625,152	240,555
Horizon Therapeutics PLC (a)	2,244,917	174,385
Zoetis, Inc. Class A	1,398,409	231,255
		646,195

TOTAL HEALTH CARE		2,759,145

INDUSTRIALS - 5.6%
Commercial Services & Supplies - 0.8%
Waste Connection, Inc. (United States)	1,546,446	160,521
Electrical Equipment - 0.9%
AMETEK, Inc.	1,813,747	180,286
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	450,320	177,926
Professional Services - 3.1%
CoStar Group, Inc. (a)	178,100	151,120
IHS Markit Ltd.	2,240,664	175,915
TransUnion Holding Co., Inc.	1,763,265	148,343
Verisk Analytics, Inc.	910,847	168,789
		644,167

TOTAL INDUSTRIALS		1,162,900

INFORMATION TECHNOLOGY - 36.6%
IT Services - 9.5%
Accenture PLC Class A	1,153,400	260,657
Black Knight, Inc.(a)	1,887,653	164,320
Fidelity National Information Services, Inc.	1,503,316	221,303
Global Payments, Inc.	1,132,053	201,030
MasterCard, Inc. Class A	1,140,022	385,521
PayPal Holdings, Inc. (a)	1,675,000	330,025
Visa, Inc. Class A	2,065,326	413,003
		1,975,859
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	948,000	183,666
Lam Research Corp.	608,400	201,837
NVIDIA Corp.	745,800	403,642
		789,145
Software - 16.1%
Adobe, Inc. (a)	679,600	333,296
ANSYS, Inc. (a)	536,100	175,428
Autodesk, Inc. (a)	847,800	195,850
Cadence Design Systems, Inc. (a)	1,733,245	184,816
Intuit, Inc.	672,800	219,474
Microsoft Corp.	6,431,200	1,352,674
Salesforce.com, Inc. (a)	1,276,051	320,697
ServiceNow, Inc. (a)	479,998	232,799
Synopsys, Inc. (a)	859,300	183,873
Workday, Inc. Class A (a)	712,400	153,259
		3,352,166
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	13,019,852	1,507,831

TOTAL INFORMATION TECHNOLOGY		7,625,001

MATERIALS - 3.2%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	677,100	201,681
Linde PLC	1,055,386	251,319
Sherwin-Williams Co.	307,051	213,935
		666,935
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	960,699	232,230
Crown Castle International Corp.	1,261,402	210,023
Equinix, Inc.	266,300	202,423
Prologis (REIT), Inc.	2,072,343	208,519
SBA Communications Corp. Class A	600,200	191,152
		1,044,347
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (a)(b)(c)(d)(e)	500,000	898
RREF CMBS AIV, LP (b)(c)(d)(e)(f)	500,000	18,967
RREF Midtown Colony REIT, Inc. (a)(b)(c)(d)(e)(g)	500,000	0
		19,865

TOTAL REAL ESTATE		1,064,212

UTILITIES - 2.2%
Electric Utilities - 1.3%
NextEra Energy, Inc.	954,981	265,065
Water Utilities - 0.9%
American Water Works Co., Inc.	1,248,634	180,902

TOTAL UTILITIES		445,967

TOTAL COMMON STOCKS
(Cost $11,478,538)		20,448,540

Convertible Preferred Stocks - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Bird Rides, Inc. Series C (a)(d)(e)	527,862	5,595
Malwarebytes Corp. Series B (a)(d)(e)	3,373,494	63,860
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $41,200)		69,455

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.10% (h)
(Cost $309,323)	309,261,026	309,323
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,829,061)		20,827,318
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,026)
NET ASSETS - 100%		$20,814,292

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,320,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$6,200
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11-8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11-8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$117
Fidelity Securities Lending Cash Central Fund	303
Total	$420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$895	$--	$--	$--	$--	$3	$898
RREF CMBS AIV, LP	20,695	--	--	937	--	(1,728)	18,967
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$21,590	$--	$--	$937	$--	$(1,725)	$19,865

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,307,723	$2,307,723	$--	$--
Consumer Discretionary	2,065,626	2,065,626	--	--
Consumer Staples	1,182,371	1,182,371	--	--
Financials	1,168,660	1,168,660	--	--
Health Care	2,759,145	2,759,145	--	--
Industrials	1,162,900	1,162,900	--	--
Information Technology	7,694,456	7,625,001	--	69,455
Materials	666,935	666,935	--	--
Real Estate	1,064,212	1,044,347	--	19,865
Utilities	445,967	445,967	--	--
Money Market Funds	309,323	309,323	--	--
Total Investments in Securities:	$20,827,318	$20,737,998	$--	$89,320

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,487,493)	$20,498,130
Fidelity Central Funds (cost $309,323)	309,323
Other affiliated issuers (cost $32,245)	19,865
Total Investment in Securities (cost $11,829,061)		$20,827,318
Restricted cash		93
Receivable for fund shares sold		2,889
Dividends receivable		3,898
Distributions receivable from Fidelity Central Funds		24
Prepaid expenses		38
Other receivables		1,646
Total assets		20,835,906
Liabilities
Payable for fund shares redeemed	$5,766
Accrued management fee	12,034
Transfer agent fee payable	1,966
Other affiliated payables	144
Other payables and accrued expenses	1,666
Deferred taxes	38
Total liabilities		21,614
Net Assets		$20,814,292
Net Assets consist of:
Paid in capital		$11,843,972
Total accumulated earnings (loss)		8,970,320
Net Assets		$20,814,292
Net Asset Value and Maximum Offering Price
Magellan:
Net Asset Value, offering price and redemption price per share ($19,751,691 ÷ 1,626,447 shares)		$12.14
Class K:
Net Asset Value, offering price and redemption price per share ($1,062,601 ÷ 87,608 shares)		$12.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends (including $937 earned from other affiliated issuers)		$76,809
Income from Fidelity Central Funds (including $303 from security lending)		420
Total income		77,229
Expenses
Management fee
Basic fee	$50,764
Performance adjustment	17,090
Transfer agent fees	10,833
Accounting fees	830
Custodian fees and expenses	77
Independent trustees' fees and expenses	56
Registration fees	72
Audit	45
Legal	11
Miscellaneous	147
Total expenses before reductions	79,925
Expense reductions	(330)
Total expenses after reductions		79,595
Net investment income (loss)		(2,366)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	184,936
Fidelity Central Funds	(7)
Total net realized gain (loss)		184,929
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,648,020
Affiliated issuers (net of deferred taxes of $38)	(1,725)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		5,646,303
Net gain (loss)		5,831,232
Net increase (decrease) in net assets resulting from operations		$5,828,866

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,366)	$65,400
Net realized gain (loss)	184,929	2,028,707
Change in net unrealized appreciation (depreciation)	5,646,303	(2,291,443)
Net increase (decrease) in net assets resulting from operations	5,828,866	(197,336)
Distributions to shareholders	–	(2,299,389)
Share transactions - net increase (decrease)	(704,227)	1,867,466
Total increase (decrease) in net assets	5,124,639	(629,259)
Net Assets
Beginning of period	15,689,653	16,318,912
End of period	$20,814,292	$15,689,653

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Magellan Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$10.23	$10.57	$9.72	$8.75	$9.52
Income from Investment Operations
Net investment income (loss)B	–C	.04	.06	.08D	.06	.06
Net realized and unrealized gain (loss)	3.33	.06E	.57	1.78	1.18	(.13)F
Total from investment operations	3.33	.10	.63	1.86	1.24	(.07)
Distributions from net investment income	–	(.05)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	–	(1.47)	(.91)	(.93)	(.21)	(.65)
Total distributions	–	(1.52)	(.97)	(1.01)	(.27)	(.70)
Net asset value, end of period	$12.14	$8.81	$10.23	$10.57	$9.72	$8.75
Total ReturnG,H	37.80%	(.67)%	6.51%	20.16%	14.46%	(.99)%F
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.76%	.67%	.69%	.68%	.84%
Expenses net of fee waivers, if any	.84%K	.76%	.67%	.69%	.67%	.84%
Expenses net of all reductions	.84%K	.76%	.66%	.69%	.67%	.83%
Net investment income (loss)	(.03)%K	.38%	.60%	.79%D	.68%	.62%
Supplemental Data
Net assets, end of period (in millions)	$19,752	$14,668	$14,729	$14,906	$13,467	$12,950
Portfolio turnover rateL	54%K,M	106%M	42%M	53%M	51%M	78%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

 E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 F Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.05)%.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Magellan Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.79	$10.22	$10.56	$9.71	$8.74	$9.50
Income from Investment Operations
Net investment income (loss)B	–C	.05	.07	.09D	.07	.07
Net realized and unrealized gain (loss)	3.34	.05E	.57	1.78	1.18	(.12)F
Total from investment operations	3.34	.10	.64	1.87	1.25	(.05)
Distributions from net investment income	–	(.06)	(.07)	(.09)	(.06)	(.06)
Distributions from net realized gain	–	(1.47)	(.91)	(.93)	(.22)	(.65)
Total distributions	–	(1.53)	(.98)	(1.02)	(.28)	(.71)
Net asset value, end of period	$12.13	$8.79	$10.22	$10.56	$9.71	$8.74
Total ReturnG,H	38.00%	(.71)%	6.63%	20.27%	14.57%	(.89)%F
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.68%	.58%	.61%	.58%	.74%
Expenses net of fee waivers, if any	.77%K	.68%	.58%	.60%	.58%	.74%
Expenses net of all reductions	.76%K	.68%	.58%	.60%	.58%	.74%
Net investment income (loss)	.04%K	.46%	.69%	.88%D	.78%	.71%
Supplemental Data
Net assets, end of period (in millions)	$1,063	$1,021	$1,590	$2,271	$1,893	$2,252
Portfolio turnover rateL	54%K,M	106%M	42%M	53%M	51%M	78%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .65%.

 E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 F Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.95)%.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,564 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,043,838
Gross unrealized depreciation	(72,812)
Net unrealized appreciation (depreciation)	$8,971,026
Tax cost	$11,856,292

The Fund elected to defer to its next fiscal year approximately $184,384 of capital losses recognized during the period November 1, 2019 to March 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Magellan Fund	19,920.10

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Magellan Fund	5,067,239	5,780,285

Unaffiliated Redemptions In-Kind. During the period, 22,824 shares of the Fund were redeemed in-kind for investments and cash with a value of $192,403. The net realized gain of $67,933 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 2,053 shares of the Fund were redeemed in-kind for investments and cash with a value of $22,233. The Fund had a net realized gain of $7,511 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Magellan	$10,612.12
Class K	221.04
	$10,833

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Magellan Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Magellan Fund	$74

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Magellan Fund	Borrower	$25,650.31%		$-*

*Amount represents less than five-hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 11,607 shares of the Fund were redeemed in-kind for investments and cash with a value of $124,780. The Fund had a net realized gain of $44,325 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Magellan Fund	$11

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $33. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $296 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2020	Year ended March 31, 2020
Distributions to shareholders
Magellan	$–	$2,102,226
Class K	–	197,163
Total	$–	$2,299,389

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2020	Year ended March 31, 2020	Six months ended September 30, 2020	Year ended March 31, 2020
Magellan
Shares sold	27,911	188,980	$289,639	$1,962,946
Reinvestment of distributions	–	198,803	–	1,993,499
Shares redeemed	(67,253)	(161,269)	(737,017)	(1,666,229)
Net increase (decrease)	(39,342)	226,514	$(447,378)	$2,290,216
Class K
Shares sold	2,511	33,112	$27,100	$307,492
Reinvestment of distributions	–	19,675	–	197,163
Shares redeemed	(31,092)(a)	(92,147)(b),(c)	(283,949)(a)	(927,405)(b),(c)
Net increase (decrease)	(28,581)	(39,360)	$(256,849)	$(422,750)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity Magellan Fund
Magellan	.84%
Actual		$1,000.00	$1,378.00	$5.01
Hypothetical-C		$1,000.00	$1,020.86	$4.26
Class K	.77%
Actual		$1,000.00	$1,380.00	$4.59
Hypothetical-C		$1,000.00	$1,021.21	$3.90

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	10,061,430,446.439	92.048
Withheld	869,148,916.701	7.952
TOTAL	10,930,579,363.140	100.000
Donald F. Donahue
Affirmative	10,083,461,374.401	92.250
Withheld	847,117,988.739	7.750
TOTAL	10,930,579,363.140	100.000
Bettina Doulton
Affirmative	10,118,193,283.037	92.568
Withheld	812,386,080.103	7.432
TOTAL	10,930,579,363.140	100.000
Vicki L. Fuller
Affirmative	10,176,147,138.465	93.098
Withheld	754,432,224.675	6.902
TOTAL	10,930,579,363.140	100.00
Patricia L. Kampling
Affirmative	10,064,771,576.919	92.079
Withheld	865,807,786.221	7.921
TOTAL	10,930,579,363.140	100.000
Alan J. Lacy
Affirmative	9,940,858,884.420	90.945
Withheld	989,720,478.720	9.055
TOTAL	10,930,579,363.140	100.000
Ned C. Lautenbach
Affirmative	9,912,987,477.934	90.690
Withheld	1,017,591,885.206	9.310
TOTAL	10,930,579,363.140	100.000
Robert A. Lawrence
Affirmative	10,045,804,273.831	91.906
Withheld	884,775,089.309	8.094
TOTAL	10,930,579,363.140	100.000
Joseph Mauriello
Affirmative	9,973,528,703.577	91.244
Withheld	957,050,659.563	8.756
TOTAL	10,930,579,363.140	100.000
Cornelia M. Small
Affirmative	10,022,576,250.072	91.693
Withheld	908,003,113.068	8.307
TOTAL	10,930,579,363.140	100.000
Garnett A. Smith
Affirmative	9,995,148,303.253	91.442
Withheld	935,431,059.887	8.558
TOTAL	10,930,579,363.140	100.000
David M. Thomas
Affirmative	9,998,808,602.280	91.476
Withheld	931,770,760.860	8.524
TOTAL	10,930,579,363.140	100.000
Susan Tomasky
Affirmative	10,103,706,791.914	92.435
Withheld	826,872,571.226	7.565
TOTAL	10,930,579,363.140	100.000
Michael E. Wiley
Affirmative	10,003,968,980.833	91.523
Withheld	926,610,382.307	8.477
TOTAL	10,930,579,363.140	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	7,353,842,347.652	68.015
Against	1,901,753,086.569	17.589
Abstain	1,234,922,343.242	11.422
Broker Non-Vote	321,533,334.710	2.974
TOTAL	10,812,051,112.173	100.000
Proposal 1 reflects trust wide proposal and voting results.

MAG-SANN-1120
1.537468.123

Fidelity® Magellan® K6 Fund

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2020

% of fund's net assets
Apple, Inc.	7.3
Microsoft Corp.	6.5
Amazon.com, Inc.	5.8
Facebook, Inc. Class A	3.0
Procter & Gamble Co.	2.0
Visa, Inc. Class A	2.0
Alphabet, Inc. Class A	2.0
NVIDIA Corp.	1.9
Alphabet, Inc. Class C	1.9
MasterCard, Inc. Class A	1.8
34.2

Top Five Market Sectors as of September 30, 2020

% of fund's net assets
Information Technology	36.8
Health Care	13.5
Communication Services	11.2
Consumer Discretionary	10.1
Consumer Staples	5.7

Asset Allocation (% of fund's net assets)

As of September 30, 2020*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 4.9%

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 11.2%
Entertainment - 1.6%
Netflix, Inc. (a)	5,640	$2,820,169
Interactive Media & Services - 7.7%
Alphabet, Inc.:
Class A (a)	2,428	3,558,477
Class C (a)	2,362	3,471,195
Facebook, Inc. Class A (a)	20,419	5,347,736
Match Group, Inc. (a)	12,730	1,408,575
		13,785,983
Media - 1.9%
Cable One, Inc.	710	1,338,655
Charter Communications, Inc. Class A (a)	3,332	2,080,301
		3,418,956

TOTAL COMMUNICATION SERVICES		20,025,108

CONSUMER DISCRETIONARY - 10.1%
Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. (a)	3,297	10,381,363
Multiline Retail - 1.0%
Dollar General Corp.	8,413	1,763,533
Specialty Retail - 1.8%
The Home Depot, Inc.	11,688	3,245,874
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	21,011	2,637,721

TOTAL CONSUMER DISCRETIONARY		18,028,491

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	6,580	2,335,900
Walmart, Inc.	18,210	2,547,761
		4,883,661
Household Products - 2.0%
Procter & Gamble Co.	26,200	3,641,538
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	7,781	1,698,203

TOTAL CONSUMER STAPLES		10,223,402

FINANCIALS - 5.7%
Capital Markets - 3.9%
Intercontinental Exchange, Inc.	17,200	1,720,860
Moody's Corp.	5,704	1,653,304
MSCI, Inc.	4,500	1,605,510
S&P Global, Inc.	5,399	1,946,879
		6,926,553
Insurance - 1.8%
Arthur J. Gallagher & Co.	14,100	1,488,678
Marsh & McLennan Companies, Inc.	14,930	1,712,471
		3,201,149

TOTAL FINANCIALS		10,127,702

HEALTH CARE - 13.5%
Biotechnology - 1.9%
Regeneron Pharmaceuticals, Inc. (a)	2,940	1,645,753
Vertex Pharmaceuticals, Inc. (a)	6,570	1,787,828
		3,433,581
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	43,678	1,668,936
Danaher Corp.	10,798	2,325,133
Intuitive Surgical, Inc. (a)	2,952	2,094,562
		6,088,631
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	10,558	3,291,668
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	4,840	1,360,960
Life Sciences Tools & Services - 2.5%
Mettler-Toledo International, Inc. (a)	1,638	1,581,899
Thermo Fisher Scientific, Inc.	6,473	2,857,959
		4,439,858
Pharmaceuticals - 3.1%
Eli Lilly & Co.	14,033	2,077,165
Horizon Therapeutics PLC (a)	19,400	1,506,992
Zoetis, Inc. Class A	12,080	1,997,670
		5,581,827

TOTAL HEALTH CARE		24,196,525

INDUSTRIALS - 5.6%
Commercial Services & Supplies - 0.8%
Waste Connection, Inc. (United States)	13,384	1,389,259
Electrical Equipment - 0.8%
AMETEK, Inc.	15,665	1,557,101
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	4,037	1,595,059
Professional Services - 3.1%
CoStar Group, Inc. (a)	1,534	1,301,614
IHS Markit Ltd.	19,340	1,518,383
TransUnion Holding Co., Inc.	15,229	1,281,216
Verisk Analytics, Inc.	7,891	1,462,281
		5,563,494

TOTAL INDUSTRIALS		10,104,913

INFORMATION TECHNOLOGY - 36.8%
IT Services - 9.5%
Accenture PLC Class A	9,960	2,250,860
Black Knight, Inc. (a)	16,300	1,418,915
Fidelity National Information Services, Inc.	12,980	1,910,786
Global Payments, Inc.	9,777	1,736,200
MasterCard, Inc. Class A	9,847	3,329,960
PayPal Holdings, Inc. (a)	14,464	2,849,842
Visa, Inc. Class A	17,837	3,566,865
		17,063,428
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	8,220	1,592,543
Lam Research Corp.	5,250	1,741,688
NVIDIA Corp.	6,440	3,485,457
		6,819,688
Software - 16.2%
Adobe, Inc. (a)	5,891	2,889,123
ANSYS, Inc. (a)	4,650	1,521,620
Autodesk, Inc. (a)	7,320	1,690,993
Cadence Design Systems, Inc. (a)	14,962	1,595,398
Intuit, Inc.	5,833	1,902,783
Microsoft Corp.	55,577	11,689,510
Salesforce.com, Inc. (a)	11,019	2,769,295
ServiceNow, Inc. (a)	4,140	2,007,900
Synopsys, Inc. (a)	7,469	1,598,217
Workday, Inc. Class A (a)	6,150	1,323,050
		28,987,889
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	112,504	13,029,088

TOTAL INFORMATION TECHNOLOGY		65,900,093

MATERIALS - 3.2%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	5,850	1,742,481
Linde PLC	9,166	2,182,700
Sherwin-Williams Co.	2,711	1,888,862
		5,814,043
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
American Tower Corp.	8,295	2,005,150
Crown Castle International Corp.	10,906	1,815,849
Equinix, Inc.	2,347	1,784,025
Prologis (REIT), Inc.	17,892	1,800,293
SBA Communications Corp. Class A	5,187	1,651,956
		9,057,273
UTILITIES - 2.1%
Electric Utilities - 1.3%
NextEra Energy, Inc.	8,247	2,289,037
Water Utilities - 0.8%
American Water Works Co., Inc.	10,786	1,562,676

TOTAL UTILITIES		3,851,713

TOTAL COMMON STOCKS
(Cost $130,060,695)		177,329,263

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.10% (b)
(Cost $2,070,160)	2,069,746	2,070,160
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $132,130,855)		179,399,423
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(365,337)
NET ASSETS - 100%		$179,034,086

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,160
Fidelity Securities Lending Cash Central Fund	2
Total	$1,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,025,108	$20,025,108	$--	$--
Consumer Discretionary	18,028,491	18,028,491	--	--
Consumer Staples	10,223,402	10,223,402	--	--
Financials	10,127,702	10,127,702	--	--
Health Care	24,196,525	24,196,525	--	--
Industrials	10,104,913	10,104,913	--	--
Information Technology	65,900,093	65,900,093	--	--
Materials	5,814,043	5,814,043	--	--
Real Estate	9,057,273	9,057,273	--	--
Utilities	3,851,713	3,851,713	--	--
Money Market Funds	2,070,160	2,070,160	--	--
Total Investments in Securities:	$179,399,423	$179,399,423	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $130,060,695)	$177,329,263
Fidelity Central Funds (cost $2,070,160)	2,070,160
Total Investment in Securities (cost $132,130,855)		$179,399,423
Receivable for fund shares sold		3,929
Dividends receivable		32,636
Distributions receivable from Fidelity Central Funds		197
Other receivables		788
Total assets		179,436,973
Liabilities
Payable for fund shares redeemed	$335,865
Accrued management fee	67,022
Total liabilities		402,887
Net Assets		$179,034,086
Net Assets consist of:
Paid in capital		$137,826,379
Total accumulated earnings (loss)		41,207,707
Net Assets		$179,034,086
Net Asset Value, offering price and redemption price per share ($179,034,086 ÷ 13,504,393 shares)		$13.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends		$653,984
Income from Fidelity Central Funds (including $2 from security lending)		1,162
Total income		655,146
Expenses
Management fee	$369,700
Independent trustees' fees and expenses	482
Miscellaneous	725
Total expenses before reductions	370,907
Expense reductions	(2,794)
Total expenses after reductions		368,113
Net investment income (loss)		287,033
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(491,051)
Fidelity Central Funds	(30)
Total net realized gain (loss)		(491,081)
Change in net unrealized appreciation (depreciation) on investment securities		50,860,885
Net gain (loss)		50,369,804
Net increase (decrease) in net assets resulting from operations		$50,656,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	For the period June 13, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$287,033	$581,097
Net realized gain (loss)	(491,081)	(5,839,080)
Change in net unrealized appreciation (depreciation)	50,860,885	(3,592,317)
Net increase (decrease) in net assets resulting from operations	50,656,837	(8,850,300)
Distributions to shareholders	(164,975)	(433,855)
Share transactions
Proceeds from sales of shares	6,331,115	158,771,149
Reinvestment of distributions	164,975	433,855
Cost of shares redeemed	(9,412,365)	(18,462,350)
Net increase (decrease) in net assets resulting from share transactions	(2,916,275)	140,742,654
Total increase (decrease) in net assets	47,575,587	131,458,499
Net Assets
Beginning of period	131,458,499	–
End of period	$179,034,086	$131,458,499
Other Information
Shares
Sold	546,053	15,429,819
Issued in reinvestment of distributions	14,930	39,702
Redeemed	(769,373)	(1,756,738)
Net increase (decrease)	(208,390)	13,712,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Magellan K6 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	3.66	(.44)
Total from investment operations	3.68	(.38)
Distributions from net investment income	(.01)	(.03)
Total distributions	(.01)	(.03)
Net asset value, end of period	$13.26	$9.59
Total ReturnC,D	38.42%	(3.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G,H	.45%G
Expenses net of fee waivers, if any	.45%G,H	.45%G
Expenses net of all reductions	.45%G,H	.45%G
Net investment income (loss)	.35%G,H	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$179,034	$131,458
Portfolio turnover rateI	57%G	93%G,J

 A For the period June 13, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Proxy expenses are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020

1. Organization.

Fidelity Magellan K6 Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,531,233
Gross unrealized depreciation	(480,053)
Net unrealized appreciation (depreciation)	$47,051,180
Tax cost	$132,348,243

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,551,898)
Total capital loss carryforward	$(5,551,898)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Magellan K6 Fund	46,623,690	49,812,671

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $22,232,601 in exchange for 2,146,004 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Magellan K6 Fund	$650

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $124,779,539 in exchange for 12,149,906 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Magellan K6 Fund	$90

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to less than $1. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,779 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity Magellan K6 Fund	.45%
Actual		$1,000.00	$1,384.20	$2.69
Hypothetical-C		$1,000.00	$1,022.81	$2.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	10,061,430,446.439	92.048
Withheld	869,148,916.701	7.952
TOTAL	10,930,579,363.140	100.000
Donald F. Donahue
Affirmative	10,083,461,374.401	92.250
Withheld	847,117,988.739	7.750
TOTAL	10,930,579,363.140	100.000
Bettina Doulton
Affirmative	10,118,193,283.037	92.568
Withheld	812,386,080.103	7.432
TOTAL	10,930,579,363.140	100.000
Vicki L. Fuller
Affirmative	10,176,147,138.465	93.098
Withheld	754,432,224.675	6.902
TOTAL	10,930,579,363.140	100.00
Patricia L. Kampling
Affirmative	10,064,771,576.919	92.079
Withheld	865,807,786.221	7.921
TOTAL	10,930,579,363.140	100.000
Alan J. Lacy
Affirmative	9,940,858,884.420	90.945
Withheld	989,720,478.720	9.055
TOTAL	10,930,579,363.140	100.000
Ned C. Lautenbach
Affirmative	9,912,987,477.934	90.690
Withheld	1,017,591,885.206	9.310
TOTAL	10,930,579,363.140	100.000
Robert A. Lawrence
Affirmative	10,045,804,273.831	91.906
Withheld	884,775,089.309	8.094
TOTAL	10,930,579,363.140	100.000
Joseph Mauriello
Affirmative	9,973,528,703.577	91.244
Withheld	957,050,659.563	8.756
TOTAL	10,930,579,363.140	100.000
Cornelia M. Small
Affirmative	10,022,576,250.072	91.693
Withheld	908,003,113.068	8.307
TOTAL	10,930,579,363.140	100.000
Garnett A. Smith
Affirmative	9,995,148,303.253	91.442
Withheld	935,431,059.887	8.558
TOTAL	10,930,579,363.140	100.000
David M. Thomas
Affirmative	9,998,808,602.280	91.476
Withheld	931,770,760.860	8.524
TOTAL	10,930,579,363.140	100.000
Susan Tomasky
Affirmative	10,103,706,791.914	92.435
Withheld	826,872,571.226	7.565
TOTAL	10,930,579,363.140	100.000
Michael E. Wiley
Affirmative	10,003,968,980.833	91.523
Withheld	926,610,382.307	8.477
TOTAL	10,930,579,363.140	100.000
Proposal 1 reflects trust wide proposal and voting results.

MAG-K6-SANN-1120
1.9893882.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 19, 2020